The Group's maximum exposure to unconsolidated structured entities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of unconsolidated structured entities [line items]
Carrying amount	¥ 455,016	¥ 925,204
Wealth management products
Disclosure of unconsolidated structured entities [line items]
Carrying amount		393,057
The Group's maximum exposure		393,057
Wealth management products | Wealth management products managed by third parties
Disclosure of unconsolidated structured entities [line items]
Carrying amount	194,156
The Group's maximum exposure	194,156
Wealth management products | Related parties
Disclosure of unconsolidated structured entities [line items]
Carrying amount	260,860	532,147
The Group's maximum exposure	¥ 260,860	¥ 532,147